CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowances for accounts receivables	$ 15,780	$ 20,700
Loans to and interest receivable from other related parties	1,149,274	981,764
Current liabilities	$ 1,055,833	$ 968,136
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	245,550	244,272
Ordinary shares, shares outstanding	245,550	244,272
Related party | Loans to and interest receivable
Loans to and interest receivable from other related parties	$ 438,470	$ 358,485
Other related parties
Allowances for accounts receivables	0	0
Loans to and interest receivable	105,658	88,500
Third parties
Allowances for accounts receivables	15,780	20,700
Loans to and interest receivable	133,550	127,983
Consolidated VIEs | Without recourse
Current liabilities	614,913	572,936
Alibaba | Related party
Allowances for accounts receivables	0	0
Other related parties | Related party
Loans to and interest receivable	$ 105,658	$ 88,500
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	157,728	156,450
Ordinary shares, shares outstanding	157,728	156,450
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	87,822	87,822
Ordinary shares, shares outstanding	87,822	87,822
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000